FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2019
FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(Amounts in thousands of Renminbi (“RMB” and U.S. dollars (“US$”))

except for number of shares and per share data, or otherwise noted)

	For the years ended December 31,
	2018	2019	2019
	RMB	RMB	US$
			(Note2)
Assets
Current assets:
Cash and cash equivalents	458,371	398,604	57,256
Term deposit	96,969	—	—
Prepaid expenses and other current assets	3,782	402	58
Amount due from related parties	314,658	533,449	76,625
Total current assets	873,780	932,455	133,939
Investments in subsidiaries	963,064	1,594,844	229,085
Total assets	1,836,844	2,527,299	363,024
Liabilities
Current liabilities:
Accrued expense and other current liabilities	4,564	166	24
Amount due to related parties	21,365	26,383	3,790
Total current liabilities	25,929	26,549	3,814
Total liabilities	25,929	26,549	3,814
Equity
Class A Ordinary shares (US$0.0001 par value; 9,800,000,000 and 9,800,000,000 shares authorized as of December 31, 2018 and 2019; 57,303,093 and 91,459,708 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	36	57	8
Class B Ordinary shares(US$0.0001 par value; 200,000,000 and 200,000,000 shares authorized as of December 31, 2018 and 2019; 184,376,679 and 156,060,279 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	115	98	14
Additional paid-in capital	1,373,577	1,478,902	212,431
Accumulated retained earnings	340,046	910,612	130,801
Accumulated other comprehensive income	97,141	111,081	15,956
Total equity	1,810,915	2,500,750	359,210
Total liabilities and equity	1,836,844	2,527,299	363,024

The accompanying notes are an integral part of these condensed consolidated financial statements.

STATEMENTS OF OPERATIONS

(Amounts in thousands of Renminbi (“RMB” and U.S. dollars (“US$”))

except for number of shares and per share data, or otherwise noted)

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				(Note2)
Cost	—	414	55	8
Gross profit	—	414	55	8
Operating expenses:
Selling and marketing	—	4,271	3,198	459
General and administrative expenses	57,898	99,881	50,572	7,264
Research and development	6,984	42,167	11,191	1,607
Total operating expenses	64,882	146,319	64,961	9,330
Operating loss	(64,882)	(146,733)	(65,016)	(9,338)
Interest Income	—	2,185	6,868	987
Other loss	—	—	(699)	(100)
Equity in earnings of subsidiaries and VIEs	232,564	484,594	634,043	91,073
Net income	167,682	340,046	575,196	82,622

The accompanying notes are an integral part of these condensed consolidated financial statements.

STATEMENTS OF COMPREHENSIVE INCOME

(Amounts in thousands of Renminbi (“RMB” and U.S. dollars (“US$”))

except for number of shares and per share data, or otherwise noted)

	For the years ended December 31,
	2017	2018	2019	2018
	RMB	RMB	RMB	US$
				(Note2)
Net income	167,682	340,046	575,196	82,622
Other comprehensive income, net of tax
Foreign currency translation adjustment	(3,175)	75,041	13,940	2,002
Unrealized gain on available-for-sale investments and others, (net of tax effect of 1,554, RMB nil and nil for years ended December 31, 2017, 2018 and 2019, respectively)	9,484	—	—	—
Comprehensive income attributable to Huami Corporation	173,991	415,087	589,136	84,624

The accompanying notes are an integral part of these condensed consolidated financial statements.

STATEMENTS OF CASH FLOW

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“US$”),

except share and share related data, or otherwise noted)

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				(Note2)
Cash Flow from Operating Activities
Net income	167,682	340,046	575,196	82,622
Equity in earnings of subsidiaries	(232,564)	(484,594)	(634,043)	(91,073)
Share-based compensation	62,787	134,709	55,128	7,918
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(14,284)	8,625	2,373	341
Accrued expense and other current liabilities	10,043	(5,507)	(4,436)	(637)
Amount due to a related party	(8,500)	4,489	5,018	721
Net Cash used in Operating Activities	(14,836)	(2,232)	(764)	(108)
Cash Flow from Investing Activities
Amount due from related parties	21,646	(196,158)	(218,791)	(31,427)
Investment in subsidiaries	(9,772)	(10,056)	2,263	325
Purchase of term deposits	—	(385,028)	—	—
Maturity of term deposits	—	288,771	96,969	13,929
Proceed received from loan to third parties	—	3,578	1,007	145
Loans provided to third party	—	(2,406)	—	—
Net Cash provided (used in) by Investing Activities	11,874	(301,299)	(118,552)	(17,028)
Cash Flow from Financing Activities
Net proceeds from initial public offering	—	657,062	—	—
Exercise of share options	89	3,486	933	134
Payment for repurchase of ordinary shares	—	(8,157)	—	—
Net proceeds from the second offering	—	—	49,214	7,069
Deemed Dividend to shareholders	—	—	(4,538)	(652)
Net Cash provided by Financing Activities	89	652,391	45,609	6,551
Net increase/(decrease) in cash and cash equivalent	(2,873)	348,860	(73,707)	(10,585)
Effect of exchange rate changes	(3,175)	75,041	13,940	2,002
Cash and cash equivalents at beginning of the year	40,518	34,470	458,371	65,839
Cash and cash equivalents at end of the year	34,470	458,371	398,604	57,256

The accompanying notes are an integral part of these condensed consolidated financial statement.